Variable Interest Entities (VIEs) (Consolidated VIEs) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Private-label Securitizations [Line Items]
Loans held-for-investment	$ 6,551	$ 6,650	$ 5,279
Long-term debt	$ 493	$ 247	331
Variable Interest Entity, Primary Beneficiary | HELOC Securitizations
Private-label Securitizations [Line Items]
Loans held-for-investment			132
Long-term debt			84
FSTAR 2005-1 HELOC Securitization | Variable Interest Entity, Primary Beneficiary | HELOC Securitizations
Private-label Securitizations [Line Items]
Loans held-for-investment			63
Long-term debt			42
FSTAR 2006-2 HELOC Securitization | Variable Interest Entity, Primary Beneficiary | HELOC Securitizations
Private-label Securitizations [Line Items]
Loans held-for-investment			69
Long-term debt			$ 42